Debt - Schedule of Principal payments for each debt obligation, excluding short-term borrowings (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 392,672
2022	1,392,673
2023	1,766,236
2024	613,550
2025	1,100,000
2026 and thereafter	3,033,875
Total principal payments	8,299,006
U.S. Dollar Denominated
Debt Instrument [Line Items]
2021	0
2022	1,000,001
2023	60,567
2024	0
2025	1,100,000
2026 and thereafter	1,500,000
Total principal payments	3,660,568
Euro Denominated
Debt Instrument [Line Items]
2021	392,672
2022	392,672
2023	1,705,669
2024	613,550
2025	0
2026 and thereafter	1,533,875
Total principal payments	$ 4,638,438